Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures

20.       Fair value measurement

Assets and liabilities that are measured at fair value on a recurring basis

As at December 31, 2015 and December 31, 2014 the following financial assets and liabilities are measured at fair value on a recurring basis using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3).

		Carrying value and Fair value

		Total	Level 1	Level 2	Level 3
At December 31, 2015		$'M	$'M	$'M	$'M
		____________	___________	___________	___________
Financial assets:
Available-for-sale securities(1)		17.2	17.2	-	-
Contingent consideration receivable (2)		13.8	-	-	13.8
Foreign exchange contracts		1.9	-	1.9	-

Financial liabilities:
Foreign exchange contracts		11.5	-	11.5	-
Contingent consideration payable(3)		475.9	-	-	475.9
		____________	___________	___________	___________

		Total	Level 1	Level 2	Level 3
At December 31, 2014		$'M	$'M	$'M	$'M
		____________	___________	___________	___________
Financial assets:
Available-for-sale securities(1)		13.1	13.1	-	-
Contingent consideration receivable (2)		15.9	-	-	15.9
Foreign exchange contracts		12.6	-	12.6	-

Financial liabilities:
Foreign exchange contracts		7.8	-	7.8	-
Contingent consideration payable(3)	1	629.9	-	-	629.9
		____________	___________	___________	___________

  Available-for-sale securities are included within Investments in the consolidated balance sheet.

(2)       Contingent consideration receivable is included within Prepaid expenses and other current assets and Other non-current assets in the consolidated balance sheet.

(3)       Contingent consideration payable is included within Other current liabilities and Other non-current liabilities in the consolidated balance sheet.

Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company's intent or ability to dispose of the financial instrument.

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

  Available-for-sale securities – the fair values of available-for-sale securities are estimated based on quoted market prices for those investments.
  Contingent consideration receivable – the fair value of the contingent consideration receivable has been estimated using the income approach (using a probability weighted discounted cash flow method).
  Foreign exchange contracts – the fair values of the swap and forward foreign exchange contracts have been determined using an income approach based on current market expectations about the future cash flows.
  Contingent consideration payable – the fair value of the contingent consideration payable has been estimated using the income approach (using a probability weighted discounted cash flow method).

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The change in the fair value of the Company's contingent consideration receivable and payables, which are measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

Contingent consideration receivable
	2015	2014
	$'M	$'M
	____________	____________

Balance at January 1,	15.9	36.1
Initial recognition of contingent consideration receivable	-	33.6
Loss recognized in the income statement (within discontinued operations) due to change in fair value during the period	-	(33.6)
Gain/(loss) recognized in the income statement (within Gain on sale of product rights) due to change in fair value during the period	13.6	(2.9)
Reclassification of amounts to Other receivables within Other current assets	(17.8)	(20.2)
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.1	2.9

Balance at December 31,	13.8	15.9

Contingent consideration payable
	2015	2014
	$'M	$'M
	____________	____________

Balance at January 1,	629.9	405.9
Initial recognition of contingent consideration payable	92.8	226.7
Change in fair value during the period with the corresponding adjustment recognized (within Integration and acquisition costs) in the income statement	(149.9)	14.7
Reclassification of amounts to Other current liabilities	(100.8)	(15.1)
Change in fair value during the period with corresponding adjustment to the associated intangible asset	1.4	2.7
Amounts recorded to other comprehensive income (within foreign currency translation adjustments)	2.5	(5.0)

Balance at December 31,	475.9	629.9

Of the $475.9 million of contingent consideration payable as at December 31, 2015, $19.5 million is recorded within other current liabilities and $456.4 million is recorded within other non-current liabilities in the Company's balance sheet.

Quantitative Information about Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

Quantitative information about the Company's recurring Level 3 fair value measurements is included below:

Financial assets:	Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
Contingent consideration receivable ("CCR")	13.8	Income approach (probability weighted discounted cash flow)	• Probability weightings applied to different sales scenarios • Future forecast consideration receivable based on contractual terms with purchaser • Assumed market participant discount rate	• 10 to 70% • $0 to $25 million • 8.4%
	____________	____________	____________	____________

Financial liabilities:	Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
Contingent consideration payable	475.9	Income approach (probability weighted discounted cash flow)	• Cumulative probability of milestones being achieved • Assumed market participant discount rate • Periods in which milestones are expected to be achieved • Forecast quarterly royalties payable on net sales of relevant products	• 4 to 90% • 1.2 to 12.4% • 2016 to 2030 • $2.1 to $6.6 million
	____________	____________	____________	____________

The Company re-measures the CCR (relating to contingent consideration due to the Company following divestment of certain of the Company's products) at fair value at each balance sheet date, with the fair value measurement based on forecast cash flows, over a number of scenarios which vary depending on the expected performance outcome of the products following divestment. The forecast cash flows under each of these differing outcomes have been included in probability weighted estimates used by the Company in determining the fair value of the CCR.

Contingent consideration payable represents future milestones the Company may be required to pay in conjunction with various business combinations and future royalties payable as a result of certain business combinations and licenses. The amount ultimately payable by Shire in relation to business combinations is dependent upon the achievement of specified future milestones, such as the achievement of certain future development, regulatory and sales milestones. The Company assesses the probability, and estimated timing, of these milestones being achieved and re-measures the related contingent consideration to fair value each balance sheet date. The amount of contingent consideration which may ultimately be payable by Shire in relation to future royalties is dependent upon future net sales of the relevant products over the life of the royalty term. The Company assesses the present value of forecast future net sales of the relevant products and re-measures the related contingent consideration to fair value each balance sheet date.

The fair value of the Company's contingent consideration receivable and payable could significantly increase or decrease due to changes in certain assumptions which underpin the fair value measurements. Each set of assumptions and milestones is specific to the individual contingent consideration receivable or payable. The assumptions include, among other things, the probability and expected timing of certain milestones being achieved, the forecast future net sales of the relevant products and related future royalties payable, the probability weightings applied to different sales scenarios of the Company's divested products and forecast future royalties receivable under scenarios developed by the Company, and the discount rates used to determine the present value of contingent future cash flows. The Company regularly reviews these assumptions, and makes adjustments to the fair value measurements as required by facts and circumstances.

Assets Measured at Fair Value on a Non-Recurring Basis using Significant Unobservable Inputs (Level 3)

In the year to December 31, 2015 the Company reviewed its SHP625 and SHP608 IPR&D intangible assets for impairment and recognized an impairment charge of $643.7 million, recorded within R&D in the consolidated income statement, to write-down these IPR&D assets to their fair value. The fair value of these IPR&D assets was determined using the income approach, which used significant unobservable (Level 3) inputs. These unobservable inputs included, among other things, the probabilities of these IPR&D assets receiving regulatory approval, the timeframe for such approval, risk-adjusted forecast future cash flows to be generated by these IPR&D assets and the determination of an appropriate discount rate to be applied in calculating the present value of forecast future cash flows. The fair value of these IPR&D assets, determined at the time of the impairment review, was $nil.

Fair Value at the Measurement Date

At December 31, 2015	Fair value	Valuation Technique	Significant unobservable Inputs	Range
$'M
	____________	___________	___________	___________
IPR&D intangible assets (SHP625 and SHP608)	$nil	Income approach (discounted cash flow)	• Probability of regulatory approval being obtained • Expected commercial launch date • Assumed market participant discount rate	• 5 to 33% • 2020 to 2021 • 9.1 to 10.7%
	____________	____________	____________	____________

The carrying amounts of other financial assets and liabilities materially approximate to their fair value either because of the short-term maturity of these amounts or because there have been no significant changes since the asset or liability was last re-measured to fair value on a non-recurring basis.